Investment in Associates and Joint Ventures - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) Associate	Dec. 31, 2019 USD ($) Associate	Dec. 31, 2018 USD ($)
Disclosure of investment in associates and joint ventures [line items]
Derivative financial instruments	$ (13)	$ (19)
Option contract [member]
Disclosure of investment in associates and joint ventures [line items]
Derivative financial instruments	(4)
Exceptional Items [member]
Disclosure of investment in associates and joint ventures [line items]
Impairment loss	13
Joint venture [member]
Disclosure of investment in associates and joint ventures [line items]
Distribution received by group	2		$ 32
Impairment loss	$ 23
111 East 48th Street Holdings LLC [member]
Disclosure of investment in associates and joint ventures [line items]
Material associate investment interest	19.90%
Name of associate	111 East 48th Street Holdings LLC
Barclay associate [member]
Disclosure of investment in associates and joint ventures [line items]
Number of material associate | Associate	1	1
Material associate investment interest	19.90%	19.90%
Description of nature of entity's relationship with associate	The Group held one material associate investment at 31 December 2019, a 19.9% interest in 111 East 48th Street Holdings, LLC (the 'Barclay associate') which owns InterContinental New York Barclay (the hotel), a hotel managed by the Group. The hotel reopened for trading in April 2016 following a major renovation. The investment is classified as an associate and equity accounted. Whilst the Group has the ability to exercise significant influence through certain decision rights, approval rights relating to the hotel's operating and capital budgets rest solely with the 80.1% majority member. The Group's ability to receive cash dividends is dependent on the hotel generating sufficient income to satisfy specified owner returns.
Barclay associate [member] | 111 East 48th Street Holdings LLC [member]
Disclosure of investment in associates and joint ventures [line items]
Name of associate	111 East 48th Street Holdings, LLC
Material associate investment interest held by majority member	80.10%
Americas associates one [member]
Disclosure of investment in associates and joint ventures [line items]
Recoverable amount	$ 1
Americas associates two [member]
Disclosure of investment in associates and joint ventures [line items]
Recoverable amount	4
Americas associates one and two [member]
Disclosure of investment in associates and joint ventures [line items]
Impairment loss	8
Associate three liquidated 2020 [member]
Disclosure of investment in associates and joint ventures [line items]
Impairment loss	2
Investments in associates	0	$ 5
Dividends received	$ 3